Revenues from Contracts with Customers (Tables)	9 Months Ended
Sep. 30, 2021
Revenues from Contracts with Customers
Schedule of geographical information

in EUR k	Three Months Ended September 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	2,532	7,261	20,203	29,996
Sales of goods	200	—	—	200
Total Revenues from contracts with external customers	2,732	7,261	20,203	30,196

Recognized over time	2,532	7,261	109	9,902
Recognized at a point in time	200	—	20,094	20,294
Total Revenues from contracts with external customers	2,732	7,261	20,203	30,196

Geographical information
Europe	2	1,479	19,971	21,452
—Germany*#	—	48	19,913	19,961
—Netherlands**	—	1	64	65
Middle East	18	4,033	—	4,051
North America	2,696	908	232	3,836
—United States#	2,696	867	232	3,795
Latin America	16	661	—	677
Asia Pacific	—	180	—	180
Total Revenues from contracts with external customers	2,732	7,261	20,203	30,196

*Country of the incorporation of Centogene GmbH

**Country of the incorporation of Centogene N.V.

#	Countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended September 30, 2020, and 2021, respectively.

in EUR k	Three Months Ended September 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	3,598	5,069	26,795	35,462
Sales of goods	202	—	641	843
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Recognized over time	3,598	5,069	8,693	17,360
Recognized at a point in time	202	—	18,743	18,945
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Geographical information
Europe	39	1,547	27,238	28,824
—Germany*#	20	52	26,568	26,640
—Netherlands**	—	—	2	2
Middle East	26	2,648	—	2,674
North America	3,735	333	197	4,265
—United States#	3,735	299	197	4,231
Latin America	—	398	1	399
Asia Pacific	—	143	—	143
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

in EUR k	Nine months ended September 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	8,578	20,359	117,505	146,442
Sales of goods	583	—	2	585
Total Revenues from contracts with external customers	9,161	20,359	117,507	147,027

Recognized over time	8,578	20,359	19,081	48,018
Recognized at a point in time	583	—	98,426	99,009
Total Revenues from contracts with external customers	9,161	20,359	117,507	147,027

Geographical information
Europe	200	4,013	116,253	120,466
—Germany*#	—	158	112,581	112,739
—Netherlands**	—	6	3,603	3,609
Middle East	73	12,118	—	12,191
North America	8,832	2,062	1,176	12,070
Latin America	56	1,679	—	1,735
Asia Pacific	—	487	78	565
Total Revenues from contracts with external customers	9,161	20,359	117,507	147,027

*Country of the incorporation of Centogene GmbH

**Country of the incorporation of Centogene N.V.

#	Countries contributing more than 10% of the Group’s total consolidated revenues for the nine months ended September 30, 2020, and 2021, respectively.

in EUR k	Nine months ended September 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	11,478	16,308	28,848	56,634
Sales of goods	812	—	683	1,495
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Recognized over time	11,478	16,308	9,215	37,001
Recognized at a point in time	812	—	20,316	21,128
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Geographical information
Europe	106	4,282	29,323	33,711
—Germany*#	58	144	28,645	28,847
—Netherlands**	—	3	2	5
Middle East	74	8,852	—	8,926
North America	12,110	1,446	206	13,762
—United States#	12,110	1,254	206	13,570
Latin America	—	1,362	2	1,364
Asia Pacific	—	366	—	366
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129